Trading assets and liabilities	6 Months Ended
Jun. 30, 2013
Trading assets and liabilities
Note 13 Trading assets and liabilities

end of	6M13	2012
Trading assets (CHF million)
Debt securities	116,924	135,814
Equity securities [1]	78,368	74,945
Derivative instruments [2]	39,329	33,416
Other	11,391	12,427
Trading assets	246,012	256,602
Trading liabilities (CHF million)
Short positions	49,244	51,501
Derivative instruments [2]	40,699	39,590
Trading liabilities	89,943	91,091
1 Including convertible bonds.
2 Amounts shown net of cash collateral receivables and payables.

Cash collateral on derivative instruments

end of	6M13	2012
Cash collateral – netted (CHF million) [1]
Cash collateral paid	31,566	36,715
Cash collateral received	28,027	33,274
Cash collateral – not netted (CHF million) [2]
Cash collateral paid	10,215	10,904
Cash collateral received	13,043	12,224
1 Recorded as cash collateral netting on derivative instruments in Note 19 – Offsetting of financial assets and financial liabilities.
2 Recorded as cash collateral on derivative instruments in Note 16 – Other assets and other liabilities.